Business Combination Allocation of the Consideration for the Seahawk Acquisition (Detail) (Seahawk, USD $) In Thousands, unless otherwise specified	Apr. 27, 2011
Seahawk
Business Acquisition [Line Items]
Accounts Receivable	$ 15,366
Property and Equipment, Net	145,404
Total Assets	160,770
Accounts Payable	(10,441)
Total Purchase Price	$ 150,329